UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	1/31

Date of reporting period:	1/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Total Return Bond Fund

Class A: SZIAX

Annual Shareholder Report—January 31, 2025

This annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.76%

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 2.60% (unadjusted for sales charges) for the period ended January 31, 2025. The Bloomberg U.S. Aggregate Bond Index returned 2.07% for the same period.

The Fund’s modest positive absolute return for the 12 months in part reflects the strong performance of credit-sensitive sectors, which helped offset the negative impact of rising Treasury yields on bond prices.

The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was supported by both security selection and asset allocation. Overweight exposure to sectors that trade at a yield spread relative to Treasuries was motivated by a stable economic backdrop featuring solid growth and low unemployment along with attractive yields. Positive contributions were highlighted by positioning in investment grade corporate bonds, most notably overweights to banking issues within financials, issues rated BBB (the lowest investment grade category) within industrials, and utilities. Overweight exposure to other credit-oriented sectors including high yield corporate bonds, collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities proved additive to performance as well. In addition, the Fund’s positioning with respect to interest rates contributed positively. In this vein, an overweight to the 2-year portion of the yield curve was beneficial as the curve steepened over the period, leading that maturity segment to outperform. An underweight to the 30-year portion of the curve also aided performance as rising Treasury yields weighed most heavily on returns for longer maturity issues.

While there was little in the way of material detractors, the rolldown effect as bonds approach maturity and their prices gravitate toward par value was a modest constraint on return due to the downward slope of the yield curve for much of the period.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
$11,256
$11,147

	Class A	Bloomberg U.S. Aggregate Bond Index
'15	$9,725	$10,000
'15	$9,740	$9,906
'15	$9,755	$9,952
'15	$9,787	$9,916
'15	$9,739	$9,892
'15	$9,583	$9,785
'15	$9,661	$9,853
'15	$9,595	$9,838
'15	$9,601	$9,905
'15	$9,625	$9,907
'15	$9,603	$9,880
'15	$9,521	$9,848
'16	$9,612	$9,984
'16	$9,657	$10,055
'16	$9,739	$10,147
'16	$9,794	$10,186
'16	$9,784	$10,189
'16	$9,959	$10,372
'16	$10,078	$10,437
'16	$10,088	$10,425
'16	$10,070	$10,419
'16	$10,006	$10,340
'16	$9,775	$10,095
'16	$9,852	$10,109
'17	$9,938	$10,129
'17	$10,034	$10,197
'17	$10,037	$10,192
'17	$10,146	$10,270
'17	$10,226	$10,349
'17	$10,224	$10,339
'17	$10,279	$10,384
'17	$10,354	$10,477
'17	$10,343	$10,427
'17	$10,389	$10,433
'17	$10,359	$10,419
'17	$10,405	$10,467
'18	$10,375	$10,347
'18	$10,239	$10,249
'18	$10,239	$10,314
'18	$10,171	$10,238
'18	$10,151	$10,311
'18	$10,123	$10,298
'18	$10,162	$10,300
'18	$10,222	$10,367
'18	$10,173	$10,300
'18	$10,046	$10,219
'18	$10,037	$10,280
'18	$10,098	$10,468
'19	$10,348	$10,580
'19	$10,389	$10,573
'19	$10,601	$10,777
'19	$10,655	$10,779
'19	$10,820	$10,971
'19	$10,996	$11,108
'19	$11,040	$11,133
'19	$11,279	$11,421
'19	$11,193	$11,360
'19	$11,189	$11,395
'19	$11,191	$11,389
'19	$11,181	$11,381
'20	$11,399	$11,600
'20	$11,493	$11,809
'20	$11,061	$11,739
'20	$11,392	$11,948
'20	$11,567	$12,004
'20	$11,702	$12,079
'20	$11,962	$12,260
'20	$11,919	$12,161
'20	$11,876	$12,154
'20	$11,844	$12,100
'20	$12,053	$12,218
'20	$12,136	$12,235
'21	$12,041	$12,148
'21	$11,883	$11,972
'21	$11,799	$11,823
'21	$11,927	$11,916
'21	$11,959	$11,955
'21	$12,099	$12,039
'21	$12,217	$12,174
'21	$12,207	$12,150
'21	$12,102	$12,045
'21	$12,081	$12,042
'21	$12,040	$12,078
'21	$12,095	$12,047
'22	$11,752	$11,787
'22	$11,570	$11,656
'22	$11,247	$11,332
'22	$10,816	$10,902
'22	$10,818	$10,972
'22	$10,569	$10,800
'22	$10,843	$11,064
'22	$10,561	$10,751
'22	$10,083	$10,287
'22	$9,934	$10,153
'22	$10,301	$10,527
'22	$10,239	$10,479
'23	$10,641	$10,802
'23	$10,359	$10,522
'23	$10,534	$10,790
'23	$10,588	$10,855
'23	$10,463	$10,737
'23	$10,451	$10,699
'23	$10,473	$10,691
'23	$10,394	$10,623
'23	$10,124	$10,353
'23	$9,932	$10,190
'23	$10,435	$10,651
'23	$10,861	$11,059
'24	$10,864	$11,028
'24	$10,717	$10,873
'24	$10,859	$10,973
'24	$10,571	$10,696
'24	$10,749	$10,877
'24	$10,846	$10,980
'24	$11,061	$11,237
'24	$11,218	$11,398
'24	$11,399	$11,551
'24	$11,131	$11,264
'24	$11,244	$11,383
'24	$11,082	$11,197
'25	$11,147	$11,256

Yearly periods ended January 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial invesment of $9,725.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	2.60%	-0.45%	1.37%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	-0.22%	-1.00%	1.09%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	248,414,741
Number of Portfolio Holdings	318
Portfolio Turnover Rate (%)	301
Total Net Advisory Fees Paid ($)	715,655
Effective Duration	6.4 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	39%
Government & Agency Obligations	21%
Asset-Backed	13%
Collateralized Mortgage Obligations	13%
Mortgage-Backed Securities Pass-Throughs	13%
Commercial Mortgage-Backed Securities	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(6%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	48%
AA	8%
A	14%
BBB	29%
BB	4%
B	0%
Not Rated	3%

Material Fund Changes

This is a summary of certain changes of the Fund since February 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRA-A

R-104498-1 (03/25)

DWS Total Return Bond Fund

Class C: SZICX

Annual Shareholder Report—January 31, 2025

This annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.51%

Gross expense ratio as of the latest prospectus: 1.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 1.73% (unadjusted for sales charges) for the period ended January 31, 2025. The Bloomberg U.S. Aggregate Bond Index returned 2.07% for the same period.

The Fund’s modest positive absolute return for the 12 months in part reflects the strong performance of credit-sensitive sectors, which helped offset the negative impact of rising Treasury yields on bond prices.

The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was supported by both security selection and asset allocation. Overweight exposure to sectors that trade at a yield spread relative to Treasuries was motivated by a stable economic backdrop featuring solid growth and low unemployment along with attractive yields. Positive contributions were highlighted by positioning in investment grade corporate bonds, most notably overweights to banking issues within financials, issues rated BBB (the lowest investment grade category) within industrials, and utilities. Overweight exposure to other credit-oriented sectors including high yield corporate bonds, collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities proved additive to performance as well. In addition, the Fund’s positioning with respect to interest rates contributed positively. In this vein, an overweight to the 2-year portion of the yield curve was beneficial as the curve steepened over the period, leading that maturity segment to outperform. An underweight to the 30-year portion of the curve also aided performance as rising Treasury yields weighed most heavily on returns for longer maturity issues.

While there was little in the way of material detractors, the rolldown effect as bonds approach maturity and their prices gravitate toward par value was a modest constraint on return due to the downward slope of the yield curve for much of the period.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,256
$10,644
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class C	Bloomberg U.S. Aggregate Bond Index
'15	$10,000	$10,000
'15	$10,010	$9,906
'15	$10,018	$9,952
'15	$10,046	$9,916
'15	$9,999	$9,892
'15	$9,833	$9,785
'15	$9,907	$9,853
'15	$9,833	$9,838
'15	$9,823	$9,905
'15	$9,851	$9,907
'15	$9,814	$9,880
'15	$9,732	$9,848
'16	$9,810	$9,984
'16	$9,850	$10,055
'16	$9,927	$10,147
'16	$9,986	$10,186
'16	$9,970	$10,189
'16	$10,141	$10,372
'16	$10,257	$10,437
'16	$10,260	$10,425
'16	$10,226	$10,419
'16	$10,164	$10,340
'16	$9,923	$10,095
'16	$9,985	$10,109
'17	$10,076	$10,129
'17	$10,158	$10,197
'17	$10,164	$10,192
'17	$10,268	$10,270
'17	$10,343	$10,349
'17	$10,334	$10,339
'17	$10,383	$10,384
'17	$10,452	$10,477
'17	$10,424	$10,427
'17	$10,474	$10,433
'17	$10,437	$10,419
'17	$10,478	$10,467
'18	$10,431	$10,347
'18	$10,288	$10,249
'18	$10,291	$10,314
'18	$10,207	$10,238
'18	$10,190	$10,311
'18	$10,156	$10,298
'18	$10,189	$10,300
'18	$10,232	$10,367
'18	$10,187	$10,300
'18	$10,043	$10,219
'18	$10,028	$10,280
'18	$10,092	$10,468
'19	$10,326	$10,580
'19	$10,361	$10,573
'19	$10,566	$10,777
'19	$10,613	$10,779
'19	$10,781	$10,971
'19	$10,949	$11,108
'19	$10,976	$11,133
'19	$11,216	$11,421
'19	$11,124	$11,360
'19	$11,113	$11,395
'19	$11,107	$11,389
'19	$11,091	$11,381
'20	$11,300	$11,600
'20	$11,386	$11,809
'20	$10,952	$11,739
'20	$11,272	$11,948
'20	$11,438	$12,004
'20	$11,564	$12,079
'20	$11,813	$12,260
'20	$11,763	$12,161
'20	$11,714	$12,154
'20	$11,675	$12,100
'20	$11,873	$12,218
'20	$11,948	$12,235
'21	$11,846	$12,148
'21	$11,684	$11,972
'21	$11,595	$11,823
'21	$11,713	$11,916
'21	$11,748	$11,955
'21	$11,866	$12,039
'21	$11,975	$12,174
'21	$11,968	$12,150
'21	$11,847	$12,045
'21	$11,820	$12,042
'21	$11,772	$12,078
'21	$11,828	$12,047
'22	$11,486	$11,787
'22	$11,292	$11,656
'22	$10,970	$11,332
'22	$10,544	$10,902
'22	$10,538	$10,972
'22	$10,290	$10,800
'22	$10,550	$11,064
'22	$10,270	$10,751
'22	$9,799	$10,287
'22	$9,648	$10,153
'22	$9,998	$10,527
'22	$9,932	$10,479
'23	$10,315	$10,802
'23	$10,036	$10,522
'23	$10,198	$10,790
'23	$10,244	$10,855
'23	$10,117	$10,737
'23	$10,099	$10,699
'23	$10,114	$10,691
'23	$10,032	$10,623
'23	$9,765	$10,353
'23	$9,574	$10,190
'23	$10,052	$10,651
'23	$10,456	$11,059
'24	$10,463	$11,028
'24	$10,305	$10,873
'24	$10,434	$10,973
'24	$10,163	$10,696
'24	$10,316	$10,877
'24	$10,402	$10,980
'24	$10,602	$11,237
'24	$10,756	$11,398
'24	$10,912	$11,551
'24	$10,649	$11,264
'24	$10,762	$11,383
'24	$10,589	$11,197
'25	$10,644	$11,256

Yearly periods ended January 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	1.73%	-1.19%	0.63%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.75%	-1.19%	0.63%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	248,414,741
Number of Portfolio Holdings	318
Portfolio Turnover Rate (%)	301
Total Net Advisory Fees Paid ($)	715,655
Effective Duration	6.4 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	39%
Government & Agency Obligations	21%
Asset-Backed	13%
Collateralized Mortgage Obligations	13%
Mortgage-Backed Securities Pass-Throughs	13%
Commercial Mortgage-Backed Securities	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(6%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	48%
AA	8%
A	14%
BBB	29%
BB	4%
B	0%
Not Rated	3%

Material Fund Changes

This is a summary of certain changes of the Fund since February 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRA-C

R-104498-1 (03/25)

DWS Total Return Bond Fund

Class S: SCSBX

Annual Shareholder Report—January 31, 2025

This annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$52	0.51%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 2.86% for the period ended January 31, 2025. The Bloomberg U.S. Aggregate Bond Index returned 2.07% for the same period.

The Fund’s modest positive absolute return for the 12 months in part reflects the strong performance of credit-sensitive sectors, which helped offset the negative impact of rising Treasury yields on bond prices.

The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was supported by both security selection and asset allocation. Overweight exposure to sectors that trade at a yield spread relative to Treasuries was motivated by a stable economic backdrop featuring solid growth and low unemployment along with attractive yields. Positive contributions were highlighted by positioning in investment grade corporate bonds, most notably overweights to banking issues within financials, issues rated BBB (the lowest investment grade category) within industrials, and utilities. Overweight exposure to other credit-oriented sectors including high yield corporate bonds, collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities proved additive to performance as well. In addition, the Fund’s positioning with respect to interest rates contributed positively. In this vein, an overweight to the 2-year portion of the yield curve was beneficial as the curve steepened over the period, leading that maturity segment to outperform. An underweight to the 30-year portion of the curve also aided performance as rising Treasury yields weighed most heavily on returns for longer maturity issues.

While there was little in the way of material detractors, the rolldown effect as bonds approach maturity and their prices gravitate toward par value was a modest constraint on return due to the downward slope of the yield curve for much of the period.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,753
$11,256
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class S	Bloomberg U.S. Aggregate Bond Index
'15	$10,000	$10,000
'15	$10,008	$9,906
'15	$10,034	$9,952
'15	$10,070	$9,916
'15	$10,023	$9,892
'15	$9,865	$9,785
'15	$9,947	$9,853
'15	$9,881	$9,838
'15	$9,889	$9,905
'15	$9,915	$9,907
'15	$9,895	$9,880
'15	$9,812	$9,848
'16	$9,908	$9,984
'16	$9,957	$10,055
'16	$10,043	$10,147
'16	$10,102	$10,186
'16	$10,094	$10,189
'16	$10,276	$10,372
'16	$10,402	$10,437
'16	$10,414	$10,425
'16	$10,397	$10,419
'16	$10,334	$10,340
'16	$10,097	$10,095
'16	$10,179	$10,109
'17	$10,270	$10,129
'17	$10,371	$10,197
'17	$10,377	$10,192
'17	$10,491	$10,270
'17	$10,577	$10,349
'17	$10,577	$10,339
'17	$10,636	$10,384
'17	$10,715	$10,477
'17	$10,696	$10,427
'17	$10,756	$10,433
'17	$10,737	$10,419
'17	$10,778	$10,467
'18	$10,749	$10,347
'18	$10,610	$10,249
'18	$10,612	$10,314
'18	$10,544	$10,238
'18	$10,525	$10,311
'18	$10,498	$10,298
'18	$10,542	$10,300
'18	$10,605	$10,367
'18	$10,557	$10,300
'18	$10,427	$10,219
'18	$10,420	$10,280
'18	$10,485	$10,468
'19	$10,748	$10,580
'19	$10,793	$10,573
'19	$11,015	$10,777
'19	$11,074	$10,779
'19	$11,248	$10,971
'19	$11,433	$11,108
'19	$11,481	$11,133
'19	$11,731	$11,421
'19	$11,645	$11,360
'19	$11,643	$11,395
'19	$11,647	$11,389
'19	$11,640	$11,381
'20	$11,869	$11,600
'20	$11,969	$11,809
'20	$11,522	$11,739
'20	$11,869	$11,948
'20	$12,054	$12,004
'20	$12,197	$12,079
'20	$12,470	$12,260
'20	$12,429	$12,161
'20	$12,387	$12,154
'20	$12,356	$12,100
'20	$12,576	$12,218
'20	$12,666	$12,235
'21	$12,569	$12,148
'21	$12,406	$11,972
'21	$12,321	$11,823
'21	$12,457	$11,916
'21	$12,505	$11,955
'21	$12,642	$12,039
'21	$12,768	$12,174
'21	$12,761	$12,150
'21	$12,653	$12,045
'21	$12,635	$12,042
'21	$12,594	$12,078
'21	$12,654	$12,047
'22	$12,298	$11,787
'22	$12,110	$11,656
'22	$11,775	$11,332
'22	$11,326	$10,902
'22	$11,330	$10,972
'22	$11,072	$10,800
'22	$11,361	$11,064
'22	$11,068	$10,751
'22	$10,570	$10,287
'22	$10,415	$10,153
'22	$10,802	$10,527
'22	$10,740	$10,479
'23	$11,164	$10,802
'23	$10,870	$10,522
'23	$11,056	$10,790
'23	$11,115	$10,855
'23	$10,986	$10,737
'23	$10,975	$10,699
'23	$11,000	$10,691
'23	$10,920	$10,623
'23	$10,638	$10,353
'23	$10,439	$10,190
'23	$10,970	$10,651
'23	$11,421	$11,059
'24	$11,426	$11,028
'24	$11,274	$10,873
'24	$11,425	$10,973
'24	$11,125	$10,696
'24	$11,315	$10,877
'24	$11,419	$10,980
'24	$11,648	$11,237
'24	$11,815	$11,398
'24	$12,009	$11,551
'24	$11,729	$11,264
'24	$11,850	$11,383
'24	$11,682	$11,197
'25	$11,753	$11,256

Yearly periods ended January 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	2.86%	-0.20%	1.63%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	248,414,741
Number of Portfolio Holdings	318
Portfolio Turnover Rate (%)	301
Total Net Advisory Fees Paid ($)	715,655
Effective Duration	6.4 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	39%
Government & Agency Obligations	21%
Asset-Backed	13%
Collateralized Mortgage Obligations	13%
Mortgage-Backed Securities Pass-Throughs	13%
Commercial Mortgage-Backed Securities	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(6%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	48%
AA	8%
A	14%
BBB	29%
BB	4%
B	0%
Not Rated	3%

Material Fund Changes

This is a summary of certain changes of the Fund since February 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRA-S

R-104498-1 (03/25)

DWS Total Return Bond Fund

Institutional Class: SZIIX

Annual Shareholder Report—January 31, 2025

This annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.51%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 2.86% for the period ended January 31, 2025. The Bloomberg U.S. Aggregate Bond Index returned 2.07% for the same period.

The Fund’s modest positive absolute return for the 12 months in part reflects the strong performance of credit-sensitive sectors, which helped offset the negative impact of rising Treasury yields on bond prices.

The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was supported by both security selection and asset allocation. Overweight exposure to sectors that trade at a yield spread relative to Treasuries was motivated by a stable economic backdrop featuring solid growth and low unemployment along with attractive yields. Positive contributions were highlighted by positioning in investment grade corporate bonds, most notably overweights to banking issues within financials, issues rated BBB (the lowest investment grade category) within industrials, and utilities. Overweight exposure to other credit-oriented sectors including high yield corporate bonds, collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities proved additive to performance as well. In addition, the Fund’s positioning with respect to interest rates contributed positively. In this vein, an overweight to the 2-year portion of the yield curve was beneficial as the curve steepened over the period, leading that maturity segment to outperform. An underweight to the 30-year portion of the curve also aided performance as rising Treasury yields weighed most heavily on returns for longer maturity issues.

While there was little in the way of material detractors, the rolldown effect as bonds approach maturity and their prices gravitate toward par value was a modest constraint on return due to the downward slope of the yield curve for much of the period.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
Bloomberg U.S. Aggregate Bond Index
$1,300,000
$1,040,000
$780,000
$520,000
$260,000
$0
$1,177,067
$1,125,639
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Institutional Class	Bloomberg U.S. Aggregate Bond Index
'15	$1,000,000	$1,000,000
'15	$1,001,728	$990,598
'15	$1,003,436	$995,198
'15	$1,006,998	$991,627
'15	$1,003,188	$989,239
'15	$987,291	$978,453
'15	$995,553	$985,254
'15	$988,898	$983,839
'15	$989,706	$990,494
'15	$992,382	$990,658
'15	$989,421	$988,041
'15	$982,011	$984,848
'16	$990,683	$998,401
'16	$995,566	$1,005,484
'16	$1,004,269	$1,014,709
'16	$1,011,088	$1,018,604
'16	$1,010,292	$1,018,865
'16	$1,027,643	$1,037,172
'16	$1,040,240	$1,043,729
'16	$1,042,407	$1,042,535
'16	$1,039,777	$1,041,924
'16	$1,034,336	$1,033,954
'16	$1,010,552	$1,009,497
'16	$1,017,768	$1,010,921
'17	$1,026,944	$1,012,905
'17	$1,037,108	$1,019,713
'17	$1,037,661	$1,019,178
'17	$1,049,133	$1,027,043
'17	$1,057,714	$1,034,948
'17	$1,057,654	$1,033,906
'17	$1,064,603	$1,038,355
'17	$1,071,570	$1,047,669
'17	$1,070,630	$1,042,679
'17	$1,076,649	$1,043,283
'17	$1,073,737	$1,041,944
'17	$1,078,812	$1,046,726
'18	$1,075,890	$1,034,671
'18	$1,060,915	$1,024,863
'18	$1,062,118	$1,031,435
'18	$1,054,220	$1,023,764
'18	$1,053,405	$1,031,070
'18	$1,050,648	$1,029,802
'18	$1,055,016	$1,030,047
'18	$1,060,397	$1,036,675
'18	$1,056,579	$1,029,999
'18	$1,043,462	$1,021,860
'18	$1,042,753	$1,027,960
'18	$1,049,291	$1,046,845
'19	$1,074,580	$1,057,962
'19	$1,080,121	$1,057,349
'19	$1,101,430	$1,077,652
'19	$1,107,277	$1,077,928
'19	$1,125,792	$1,097,063
'19	$1,144,365	$1,110,840
'19	$1,148,151	$1,113,283
'19	$1,173,286	$1,142,130
'19	$1,165,641	$1,136,047
'19	$1,165,484	$1,139,469
'19	$1,164,770	$1,138,889
'19	$1,164,061	$1,138,095
'20	$1,188,134	$1,159,997
'20	$1,198,209	$1,180,875
'20	$1,152,156	$1,173,926
'20	$1,188,075	$1,194,794
'20	$1,206,728	$1,200,357
'20	$1,221,052	$1,207,918
'20	$1,248,492	$1,225,961
'20	$1,244,296	$1,216,065
'20	$1,240,089	$1,215,398
'20	$1,236,967	$1,209,971
'20	$1,259,107	$1,221,844
'20	$1,268,104	$1,223,528
'21	$1,258,352	$1,214,755
'21	$1,242,022	$1,197,213
'21	$1,233,496	$1,182,264
'21	$1,247,137	$1,191,604
'21	$1,251,915	$1,195,497
'21	$1,265,668	$1,203,897
'21	$1,278,330	$1,217,358
'21	$1,277,596	$1,215,040
'21	$1,266,749	$1,204,520
'21	$1,264,895	$1,204,188
'21	$1,260,767	$1,207,751
'21	$1,267,928	$1,204,661
'22	$1,232,139	$1,178,708
'22	$1,212,121	$1,165,558
'22	$1,179,593	$1,133,177
'22	$1,134,451	$1,090,175
'22	$1,134,840	$1,097,204
'22	$1,108,915	$1,079,991
'22	$1,137,937	$1,106,380
'22	$1,108,555	$1,075,117
'22	$1,058,448	$1,028,665
'22	$1,042,904	$1,015,341
'22	$1,081,818	$1,052,681
'22	$1,074,327	$1,047,933
'23	$1,116,943	$1,080,172
'23	$1,088,592	$1,052,244
'23	$1,107,211	$1,078,974
'23	$1,113,124	$1,085,513
'23	$1,100,190	$1,073,693
'23	$1,099,118	$1,069,864
'23	$1,101,608	$1,069,118
'23	$1,093,556	$1,062,289
'23	$1,065,219	$1,035,294
'23	$1,046,385	$1,018,956
'23	$1,098,499	$1,065,101
'23	$1,143,767	$1,105,872
'24	$1,144,310	$1,102,835
'24	$1,128,989	$1,087,254
'24	$1,144,150	$1,097,294
'24	$1,113,997	$1,069,578
'24	$1,133,067	$1,087,711
'24	$1,143,536	$1,098,009
'24	$1,166,512	$1,123,655
'24	$1,183,352	$1,139,802
'24	$1,202,766	$1,155,063
'24	$1,174,687	$1,126,419
'24	$1,186,824	$1,138,328
'24	$1,169,886	$1,119,699
'25	$1,177,067	$1,125,639

Yearly periods ended January 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	2.86%	-0.19%	1.64%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	248,414,741
Number of Portfolio Holdings	318
Portfolio Turnover Rate (%)	301
Total Net Advisory Fees Paid ($)	715,655
Effective Duration	6.4 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	39%
Government & Agency Obligations	21%
Asset-Backed	13%
Collateralized Mortgage Obligations	13%
Mortgage-Backed Securities Pass-Throughs	13%
Commercial Mortgage-Backed Securities	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(6%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	48%
AA	8%
A	14%
BBB	29%
BB	4%
B	0%
Not Rated	3%

Material Fund Changes

This is a summary of certain changes of the Fund since February 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRA-I

R-104498-1 (03/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

dws total return bond fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended January 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$100,531	$0	$8,948	$0
2024	$97,311	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended January 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,359,569	$0
2024	$0	$389,143	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended January 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$8,948	$1,369,569	$0	$1,378,517
2024	$8,948	$389,143	$0	$398,091

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

January 31, 2025
Annual Financial Statements and Other Information
DWS Total Return Bond Fund

Contents
3	Investment Portfolio
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
45	Report of Independent Registered Public Accounting Firm
47	Tax Information
48	Shareholder Meeting Results
49	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Total Return Bond Fund

Investment Portfolioas of January 31, 2025

	Principal Amount ($)	Value ($)
Corporate Bonds 39.2%
Communication Services 3.0%
AT&T, Inc.:
3.55%, 9/15/2055	220,000	147,661
5.4%, 2/15/2034	1,700,000	1,708,922
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	2,000,000	1,963,060
Charter Communications Operating LLC, 6.1%, 6/1/2029	570,000	582,983
Comcast Corp., 5.5%, 5/15/2064	250,000	230,153
Meta Platforms, Inc.:
4.75%, 8/15/2034	531,000	518,345
5.4%, 8/15/2054	291,000	282,330
Paramount Global, 4.2%, 6/1/2029	725,000	688,793
T-Mobile U.S.A., Inc.:
3.0%, 2/15/2041	160,000	114,292
4.7%, 1/15/2035	623,000	589,554
Verizon Communications, Inc.:
2.65%, 11/20/2040	117,000	80,378
2.85%, 9/3/2041	150,000	104,429
3.7%, 3/22/2061	132,000	89,703
Warnermedia Holdings, Inc., 4.279%, 3/15/2032	250,000	220,752
		7,321,355
Consumer Discretionary 2.4%
Amazon.com, Inc., 2.5%, 6/3/2050	368,000	219,646
Carnival Corp., 144A, 6.125%, 2/15/2033 (a)	144,000	144,357
Daimler Truck Finance North America LLC, 144A, 5.625%, 1/13/2035	930,000	930,877
Ford Motor Credit Co. LLC, 5.8%, 3/8/2029	500,000	500,911
General Motors Financial Co., Inc.:
5.35%, 1/7/2030	1,000,000	999,197
5.55%, 7/15/2029	975,000	986,426
Home Depot, Inc., 4.95%, 6/25/2034	16,000	15,794
Lowe’s Companies, Inc., 2.8%, 9/15/2041	198,000	136,577
McDonald’s Corp., 5.45%, 8/14/2053	420,000	402,263
Saks Global Enterprises LLC, 144A, 11.0%, 12/15/2029	1,048,000	1,003,569
Tapestry, Inc., 5.5%, 3/11/2035	597,000	588,395
		5,928,012
Consumer Staples 1.2%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	165,000	149,116
JBS USA Holding Lux SARL, 6.75%, 3/15/2034	831,000	884,664
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	3

	Principal Amount ($)	Value ($)
JBS USA LUX SARL, 144A, 5.95%, 4/20/2035	397,000	402,292
Kroger Co., 5.0%, 9/15/2034	500,000	485,156
Viterra Finance BV, 144A, 5.25%, 4/21/2032	750,000	733,114
Walmart, Inc., 4.5%, 4/15/2053	420,000	366,331
		3,020,673
Energy 6.1%
BP Capital Markets PLC, 6.125%, Perpetual	1,750,000	1,725,544
Cheniere Energy, Inc., 5.65%, 4/15/2034	320,000	319,896
ConocoPhillips Co., 5.55%, 3/15/2054	310,000	295,701
Coterra Energy, Inc., 5.9%, 2/15/2055	350,000	330,294
DT Midstream, Inc., 144A, 5.8%, 12/15/2034	257,000	256,592
Energy Transfer LP, 8.0%, 5/15/2054	1,150,000	1,213,717
Eni SpA, 144A, 5.95%, 5/15/2054	515,000	497,496
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	890,000	936,367
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/2077	1,500,000	1,471,584
EQT Corp., 5.75%, 2/1/2034 (b)	1,175,000	1,175,536
Expand Energy Corp.:
5.375%, 2/1/2029	585,000	577,988
5.7%, 1/15/2035	525,000	517,741
Hess Midstream Operations LP, 144A, 6.5%, 6/1/2029 (b)	1,000,000	1,020,222
HF Sinclair Corp., 5.75%, 1/15/2031	453,000	453,446
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,500,000	1,716,040
Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	350,000	327,250
144A, 5.875%, 7/17/2064	418,000	388,769
Targa Resources Partners LP, 5.0%, 1/15/2028	800,000	796,774
Western Midstream Operating LP, 5.45%, 11/15/2034	580,000	563,435
Williams Companies, Inc., 4.65%, 8/15/2032	576,000	549,636
		15,134,028
Financials 14.8%
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	1,000,000	1,025,139
Antares Holdings LP, 144A, 6.35%, 10/23/2029	711,000	707,469
Arthur J Gallagher & Co.:
5.15%, 2/15/2035	493,000	479,774
5.55%, 2/15/2055	358,000	341,225
Banco Santander SA, 6.033%, 1/17/2035	400,000	408,819
Bank of America Corp.:
2.972%, 7/21/2052	154,000	98,262
5.468%, 1/23/2035	410,000	410,981
Bank of New York Mellon Corp., Series I, 3.75%, Perpetual	729,000	695,999
The accompanying notes are an integral part of the financial statements.

4	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Bank of Nova Scotia, 4.9%, Perpetual	1,500,000	1,495,326
Barclays PLC, 5.335%, 9/10/2035	347,000	336,484
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	415,000	403,561
BlackRock Funding, Inc., 5.35%, 1/8/2055	365,000	351,191
Blackstone Private Credit Fund:
144A, 5.25%, 4/1/2030 (b)	500,000	487,595
144A, 5.6%, 11/22/2029	500,000	494,275
6.0%, 1/29/2032	500,000	495,042
144A, 6.0%, 11/22/2034	500,000	486,288
BNP Paribas SA, 144A, 5.906%, 11/19/2035	1,350,000	1,326,270
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085	1,150,000	1,148,611
Charles Schwab Corp., Series F, 5.0%, Perpetual	1,250,000	1,203,935
Citigroup, Inc.:
5.592%, 11/19/2034	1,705,000	1,695,911
6.02%, 1/24/2036	680,000	682,685
Series EE, 6.75%, Perpetual	1,000,000	1,007,051
HSBC Holdings PLC, 5.874%, 11/18/2035	1,320,000	1,300,946
JPMorgan Chase & Co.:
5.294%, 7/22/2035	488,000	483,970
5.766%, 4/22/2035	540,000	553,865
Series OO, 6.5%, Perpetual (a)	1,441,000	1,456,979
6.875%, Perpetual	900,000	939,481
Lloyds Banking Group PLC, 5.679%, 1/5/2035	435,000	436,330
Macquarie Airfinance Holdings Ltd., 144A, 6.4%, 3/26/2029	1,000,000	1,030,465
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	240,000	229,796
MetLife, Inc., 5.375%, 7/15/2033	555,000	561,328
Morgan Stanley:
5.32%, 7/19/2035	483,000	477,240
5.831%, 4/19/2035	770,000	787,615
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/2030	167,000	170,011
PNC Financial Services Group, Inc., 5.575%, 1/29/2036	313,000	314,553
Royal Bank of Canada, 6.35%, 11/24/2084	1,250,000	1,195,487
Societe Generale SA:
144A, 5.519%, 1/19/2028	500,000	501,925
144A, 6.066%, 1/19/2035	550,000	550,370
144A, 8.125%, Perpetual	1,000,000	996,934
Standard Chartered PLC:
144A, 5.005%, 10/15/2030	777,000	768,135
144A, 7.875%, Perpetual	500,000	515,926
State Street Corp.:
6.45%, Perpetual (a)	1,044,000	1,044,522
Series J, 6.7%, Perpetual	1,000,000	1,020,201
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	5

	Principal Amount ($)	Value ($)
The Goldman Sachs Group, Inc.:
Series T, 3.8%, Perpetual	700,000	679,622
5.016%, 10/23/2035	367,000	352,592
5.734%, 1/28/2056	580,000	577,307
Series Y, 6.125%, Perpetual	1,143,000	1,116,437
6.85%, Perpetual	1,250,000	1,261,425
U.S. Bancorp, 5.678%, 1/23/2035	590,000	595,787
UBS Group AG:
144A, 4.375%, Perpetual	301,000	262,892
144A, 7.75%, Perpetual	750,000	786,009
Wells Fargo & Co., 3.068%, 4/30/2041	132,000	97,172
		36,847,215
Health Care 1.5%
Amgen, Inc.:
3.0%, 1/15/2052	171,000	108,266
5.65%, 3/2/2053	318,000	307,321
CVS Health Corp., 6.75%, 12/10/2054	667,000	659,455
Elevance Health, Inc., 5.2%, 2/15/2035	500,000	489,777
Eli Lilly & Co.:
5.0%, 2/9/2054	320,000	294,094
5.2%, 8/14/2064	120,000	111,369
HCA, Inc.:
5.45%, 9/15/2034	411,000	402,609
6.0%, 4/1/2054	200,000	193,030
Stryker Corp., 5.2%, 2/10/2035 (a)	646,000	641,644
UnitedHealth Group, Inc., 5.15%, 7/15/2034	368,000	363,674
		3,571,239
Industrials 2.7%
AS Mileage Plan IP Ltd., 144A, 5.308%, 10/20/2031	625,000	614,256
BNSF Funding Trust I, 6.613%, 12/15/2055	1,000,000	1,002,290
Boeing Co.:
6.259%, 5/1/2027	640,000	656,527
6.858%, 5/1/2054	330,000	354,103
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	410,000	386,949
Carrier Global Corp., 5.9%, 3/15/2034	820,000	849,002
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,500,000	1,513,231
Norfolk Southern Corp., 5.95%, 3/15/2064	500,000	510,803
Quikrete Holdings, Inc.:
144A, 6.375%, 3/1/2032 (a)	165,000	165,411
144A, 6.75%, 3/1/2033 (a)	38,000	38,095
The accompanying notes are an integral part of the financial statements.

6	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Union Pacific Corp., 4.95%, 5/15/2053	360,000	328,192
Waste Management, Inc., 4.95%, 3/15/2035	361,000	353,112
		6,771,971
Information Technology 1.7%
Amphenol Corp., 5.375%, 11/15/2054	305,000	289,630
Apple, Inc.:
2.375%, 2/8/2041	13,000	8,973
2.7%, 8/5/2051	16,000	9,935
AppLovin Corp.:
5.5%, 12/1/2034	445,000	443,132
5.95%, 12/1/2054	437,000	429,050
Broadcom, Inc.:
144A, 3.137%, 11/15/2035	378,000	307,235
5.2%, 4/15/2032	586,000	585,849
Dell International LLC, 4.85%, 2/1/2035 (b)	525,000	496,583
Microsoft Corp., 2.921%, 3/17/2052	465,000	306,268
Oracle Corp.:
5.375%, 9/27/2054	220,000	201,079
5.5%, 9/27/2064	220,000	199,014
6.0%, 8/3/2055 (a)	560,000	558,218
Texas Instruments, Inc., 5.15%, 2/8/2054	515,000	481,121
		4,316,087
Materials 1.2%
Cleveland-Cliffs, Inc., 144A, 6.875%, 11/1/2029	515,000	516,594
Corp. Nacional del Cobre de Chile:
144A, 6.33%, 1/13/2035	240,000	243,480
144A, 6.78%, 1/13/2055	240,000	245,520
Dow Chemical Co., 5.6%, 2/15/2054	265,000	250,462
Olin Corp., 5.0%, 2/1/2030	1,750,000	1,650,015
		2,906,071
Real Estate 0.2%
Prologis LP, (REIT), 5.25%, 3/15/2054	610,000	572,176
Utilities 4.4%
Commonwealth Edison Co., 4.9%, 2/1/2033	533,000	523,209
Dominion Energy, Inc., 6.625%, 5/15/2055	1,500,000	1,514,769
Duke Energy Corp.:
3.25%, 1/15/2082	594,000	560,895
6.45%, 9/1/2054	747,000	749,294
Duke Energy Indiana LLC, 2.75%, 4/1/2050	288,000	174,383
Edison International, 5.25%, 3/15/2032	397,000	360,667
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	7

	Principal Amount ($)	Value ($)
Electricite de France SA, 144A, 6.375%, 1/13/2055	530,000	527,817
Entergy Arkansas LLC, 5.75%, 6/1/2054	470,000	464,128
Entergy Louisiana LLC, 5.8%, 3/15/2055	350,000	346,023
Eversource Energy, 5.5%, 1/1/2034	710,000	705,837
Nevada Power Co., 6.0%, 3/15/2054	410,000	418,005
NextEra Energy Capital Holdings, Inc.:
5.45%, 3/15/2035 (a)	1,025,000	1,018,959
6.75%, 6/15/2054	627,000	641,389
Pacific Gas and Electric Co.:
3.95%, 12/1/2047	350,000	249,713
5.9%, 10/1/2054	163,000	151,627
PG&E Corp., 7.375%, 3/15/2055	375,000	364,350
Sempra, 4.125%, 4/1/2052	1,000,000	947,840
Sierra Pacific Power Co., 5.9%, 3/15/2054	240,000	240,071
Southwestern Public Service Co., 6.0%, 6/1/2054	435,000	435,859
Vistra Operations Co. LLC, 144A, 5.7%, 12/30/2034	603,000	595,411
		10,990,246
Total Corporate Bonds (Cost $98,552,559)		97,379,073
Mortgage-Backed Securities Pass-Throughs 12.6%
Federal Home Loan Mortgage Corp.:
3.0%, 4/1/2052	1,664,896	1,422,211
3.5%, with various maturities from 6/1/2028 until 9/1/2052	7,861,970	7,034,661
4.5%, 12/1/2040	23,809	23,187
5.5%, 6/1/2039	66,724	68,034
6.0%, 1/1/2055	4,494,969	4,527,067
Federal National Mortgage Association:
3.5%, with various maturities from 1/1/2046 until 12/1/2046	1,318,075	1,192,375
4.5%, 11/1/2043	147,012	142,330
5.5%, with various maturities from 2/1/2031 until 4/1/2041	584,420	595,955
Government National Mortgage Association:
4.5%, 7/15/2040	28,134	27,374
5.0%, 2/20/2055 (a)	4,500,000	4,367,813
5.5%, 2/20/2055 (a)	6,000,000	5,952,066
6.0%, 2/20/2055 (a)	6,000,000	6,047,340
Total Mortgage-Backed Securities Pass-Throughs (Cost $31,867,746)		31,400,413
The accompanying notes are an integral part of the financial statements.

8	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Asset-Backed 13.0%
Automobile Receivables 1.9%
Ally Bank Auto Credit-Linked Notes:
“C” , Series 2024-B, 144A, 5.215%, 9/15/2032	224,960	225,457
“D” , Series 2024-B, 144A, 5.41%, 9/15/2032	224,960	225,195
“C” , Series 2024-A, 144A, 6.022%, 5/17/2032	376,794	381,413
Avis Budget Rental Car Funding AESOP LLC:
“C” , Series 2023-1A, 144A, 6.23%, 4/20/2029	100,000	100,622
“C” , Series 2022-5A, 144A, 6.24%, 4/20/2027	500,000	502,841
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 5.651% (c), 12/26/2031	170,470	170,947
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	750,000	763,621
Hertz Vehicle Financing III LLC, “C” , Series 2023-1A, 144A, 6.91%, 6/25/2027	1,640,000	1,658,681
Huntington Bank Auto Credit-Linked Notes:
“B1” , Series 2024-2, 144A, 5.442%, 10/20/2032	451,016	453,748
“B1” , Series 2024-1, 144A, 6.153%, 5/20/2032	237,959	241,231
		4,723,756
Credit Card Receivables 1.6%
Brex Commercial Charge Card Master Trust, “A1” , Series 2024-1, 144A, 6.05%, 7/15/2027	500,000	505,677
Capital One Multi-Asset Execution Trust, “B3” , Series 2005-B3, 3 mo. USD Term SOFR + 0.812%, 5.114% (c), 5/15/2028	700,000	700,369
Continental Finance Credit Card ABS Master Trust, “A” , Series 2024-A, 144A, 5.78%, 12/15/2032	300,000	300,824
Evergreen Credit Card Trust, “C” , Series 2025-CRT5, 144A, 5.53%, 5/15/2029	150,000	150,318
Mercury Financial Credit Card Master Trust:
“A” , Series 2024-2A, 144A, 6.56%, 7/20/2029	500,000	506,727
“A” , Series 2023-1A, 144A, 8.04%, 9/20/2027	1,000,000	1,001,186
Mission Lane Credit Card Master Trust, “A” , Series 2024-B, 144A, 5.88%, 1/15/2030	750,000	750,578
		3,915,679
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, “AF6” , Series 2002-1, 6.2%, 2/25/2030	928	924
Miscellaneous 9.5%
AB BSL CLO 5 Ltd., “B” , Series 2024-5A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.015% (c), 1/20/2038	400,000	403,421
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	9

	Principal Amount ($)	Value ($)
AMSR Trust, “C” , Series 2021-SFR2, 144A, 1.877%, 8/17/2038	3,350,000	3,170,981
Apidos CLO LI Ltd., “C” , Series 2024-51A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.047% (c), 1/20/2038	500,000	500,267
Apidos CLO XL Ltd., “AR” , Series 2022-40A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.652% (c), 7/15/2037	500,000	503,524
Apidos CLO XLVII Ltd., “C” , Series 2024-47A, 144A, 3 mo. USD Term SOFR + 2.35%, 6.65% (c), 4/26/2037	625,000	632,325
Apidos CLO XVIII-R, “A2R2” , Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.946% (c), 1/22/2038	500,000	502,294
ARES LIX CLO Ltd., “C2” , Series 2021-59A, 144A, 3.35%, 4/25/2034	500,000	448,327
Benefit Street Partners CLO XIV Ltd., “BR” , Series 2018-14A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.043% (c), 10/20/2037	250,000	251,989
Carlyle Global Market Strategies CLO Ltd., “BR4” , Series 2012-4A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.04% (c), 4/22/2032	500,000	500,854
CF Hippolyta Issuer LLC, “B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	1,434,126	1,397,266
CIFC Funding Ltd.:
“BR” , Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.99% (c), 1/22/2038	442,000	446,753
“DR” , Series 2020-4A, 144A, 3 mo. USD Term SOFR + 2.8%, 7.225% (c), 1/15/2040	439,000	447,850
Cloud Capital Holdco LP, “A2” , Series 2024-1A, 144A, 5.781%, 11/22/2049	450,000	453,234
CyrusOne Data Centers Issuer I LLC, “A2” , Series 2024-2A, 144A, 4.5%, 5/20/2049	1,000,000	956,647
Dryden 64 CLO Ltd., “C” , Series 2018-64A, 144A, 3 mo. USD Term SOFR + 2.012%, 6.305% (c), 4/18/2031	2,200,000	2,206,109
Eaton Vance CLO Ltd., “AR2” , Series 2019-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.812% (c), 7/15/2037	1,000,000	1,006,624
Elmwood CLO II Ltd., “A2RR” , Series 2019-2A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.843% (c), 10/20/2037	500,000	501,022
Empower CLO Ltd., “A1R” , Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.39%, 5.683% (c), 10/20/2037	500,000	504,711
Frontier Issuer LLC, “A2” , Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	509,369
Galaxy 34 CLO Ltd., “A” , Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.925% (c), 10/20/2037	500,000	501,797
Hilton Grand Vacations Trust, “B” , Series 2024-2A, 144A, 5.65%, 3/25/2038	776,966	781,986
HINNT LLC, “B” , Series 2024-A, 144A, 5.84%, 3/15/2043	724,406	730,889
Jersey Mike’s Funding LLC, “A2” , Series 2024-1A, 144A, 5.636%, 2/15/2055	330,000	328,512
The accompanying notes are an integral part of the financial statements.

10	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Lewey Park CLO Ltd., “A2” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.966% (c), 10/21/2037	500,000	502,267
Mosaic Solar Loan Trust:
“B” , Series 2023-1A, 144A, 6.92%, 6/20/2053	241,341	225,315
“C” , Series 2023-1A, 144A, 8.48%, 6/20/2053	520,000	278,972
“C” , Series 2022-3A, 144A, 8.56%, 6/20/2053	1,703,000	594,777
Neuberger Berman Loan Advisers CLO 44 Ltd., “CR” , Series 2021-44A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.998% (c), 10/16/2035	367,000	367,516
NRZ Excess Spread-Collateralized Notes, “A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	377,117	357,802
OCP CLO Ltd., “B1” , Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.262% (c), 10/16/2037	500,000	504,419
OZLM XXIV Ltd., “A1AR” , Series 2019-24A, 144A, 3 mo. USD Term SOFR + 1.422%, 5.715% (c), 7/20/2032	310,214	310,673
Palmer Square CLO Ltd., “C” , Series 2023-3A, 144A, 3 mo. USD Term SOFR + 2.9%, 7.193% (c), 1/20/2037	250,000	253,621
RR 35 Ltd., “A2” , Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.002% (c), 1/15/2040	600,000	602,311
RR 37 Ltd., “B” , Series 2025-37A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.004% (c), 4/15/2038 (a)	600,000	600,320
Switch ABS Issuer LLC, “A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	500,000	494,760
Venture XXVII CLO Ltd., “AR” , Series 2017-27A, 144A, 3 mo. USD Term SOFR + 1.312%, 5.605% (c), 7/20/2030	206,140	206,705
Voya CLO Ltd., “D1” , Series 2024-7A, 144A, 3 mo. USD Term SOFR + 2.85%, 7.136% (c), 1/20/2038	450,000	463,023
Wingstop Funding LLC, “A2” , Series 2024-1A, 144A, 5.858%, 12/5/2054	300,000	302,010
		23,751,242
Total Asset-Backed (Cost $33,615,662)		32,391,601
Commercial Mortgage-Backed Securities 7.4%
20 Times Square Trust:
“B” , Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	2,000,000	1,760,000
“C” , Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	1,500,000	1,271,250
BAHA Trust, “A” , Series 2024-MAR, 144A, 6.171%, 12/10/2041	836,000	850,373
Benchmark Mortgage Trust, “A4” , Series 2020-IG3, 144A, 2.437%, 9/15/2048	500,000	418,621
BPR Trust:
“A” , Series 2024-PMDW, 144A, 5.358%, 11/5/2041	357,000	357,439
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	11

	Principal Amount ($)	Value ($)
“B” , Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.571% (c), 9/15/2038	300,000	298,128
BX Trust, “D” , Series 2019-OC11, 144A, 3.944%, 12/9/2041	1,500,000	1,369,655
BXP Trust, “B” , Series 2021-601L, 144A, 2.775% (c), 1/15/2044	1,000,000	827,325
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	500,000	478,512
Fontainebleau Miami Beach Mortgage Trust, “C” , Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 2.15%, 6.456% (c), 12/15/2039	133,000	133,998
Hilt Commercial Mortgage Trust, “B” , Series 2024-ORL, 144A, 1 mo. USD Term SOFR + 1.941%, 6.247% (c), 5/15/2037	250,000	250,234
Hudson Yards Mortgage Trust, “C” , Series 2025-SPRL, 144A, 5.952%, 1/13/2040	135,000	136,636
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,250,000	977,398
“A” , Series 2016-NINE, 144A, 2.854%, 9/6/2038	500,000	482,628
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	922,437
“A” , Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.563% (c), 6/15/2035	1,938,171	1,698,334
JW Commercial Mortgage Trust, “B” , Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 6.247% (c), 6/15/2039	1,000,000	1,000,313
KIND Trust, “A” , Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.374% (c), 8/15/2038	495,860	490,073
LEX Mortgage Trust, “A” , Series 2024-BBG, 144A, 4.874%, 10/13/2033	250,000	247,464
MRCD Mortgage Trust:
“A” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	450,000	396,000
“B” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	155,000	130,073
Natixis Commercial Mortgage Securities Trust, “A” , Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	683,568
ROCK Trust:
“A” , Series 2024-CNTR, 144A, 5.388%, 11/13/2041	793,000	796,824
“B” , Series 2024-CNTR, 144A, 5.93%, 11/13/2041	1,000,000	1,014,781
SDR Commercial Mortgage Trust, “B” , Series 2024-DSNY, 144A, 1 mo. USD Term SOFR + 1.741%, 6.047% (c), 5/15/2039	500,000	499,375
SLG Office Trust, “A” , Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	848,102
Total Commercial Mortgage-Backed Securities (Cost $18,627,210)		18,339,541
The accompanying notes are an integral part of the financial statements.

12	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Collateralized Mortgage Obligations 12.8%
Alternative Loan Trust, “1A4” , Series 2006-43CB, 6.0%, 2/25/2037	97,579	51,012
Arroyo Mortgage Trust, “A1” , Series 2021-1R, 144A, 1.175%, 10/25/2048	1,751,545	1,555,443
Banc of America Mortgage Trust, “2A2” , Series 2004-A, 5.703% (c), 2/25/2034	35,152	34,433
Bear Stearns Adjustable Rate Mortgage Trust, “2A1” , Series 2005-11, 7.729% (c), 12/25/2035	45,041	45,981
CHL Mortgage Pass Through Trust, “2A5” , Series 2004-13, 5.75%, 8/25/2034	104,769	100,098
CSFB Mortgage-Backed Pass-Through Certificates, “10A3” , Series 2005-10, 6.0%, 11/25/2035	191,338	43,688
Federal Home Loan Mortgage Corp.:
“DI” , Series 5011, Interest Only, 2.0%, 7/25/2050	4,860,203	616,196
“MI” , Series 5034, Interest Only, 2.0%, 11/25/2050	3,169,507	423,155
“P” , Series 4916, 3.0%, 9/25/2049	6,377,874	5,578,910
“6” , Series 233, Interest Only, 4.5%, 8/15/2035	58,984	7,629
Federal National Mortgage Association:
“AO” , Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	1,396,508	1,148,892
“FE” , Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (c), 12/25/2054	970,849	979,621
Federal National Mortgage Association Connecticut Avenue Securities, “2B1” , Series 2024-R03, 144A, 30 day USD SOFR Average + 2.8%, 7.149% (c), 3/25/2044	750,000	774,228
Flagstar Mortgage Trust:
“A1” , Series 2021-9INV, 144A, 2.5%, 9/25/2041	1,636,893	1,445,465
“A5” , Series 2021-5INV, 144A, 2.5%, 7/25/2051	2,551,580	2,249,695
“A2” , Series 2021-6INV, 144A, 3.0%, 8/25/2051	3,301,921	2,768,456
Freddie Mac Structured Agency Credit Risk Debt Notes, “M1B” , Series 2022-DNA2, 144A, 30 day USD SOFR Average + 2.4%, 6.751% (c), 2/25/2042	1,000,000	1,024,309
Government National Mortgage Association:
“DI” , Series 2014-102, Interest Only, 3.5%, 7/16/2029	284,233	4,575
“HI” , Series 2015-77, Interest Only, 4.0%, 5/20/2045	719,972	150,246
JPMorgan Mortgage Trust:
“A3” , Series 2019-INV3, 144A, 3.5%, 5/25/2050	686,025	605,781
“A3” , Series 2020-INV1, 144A, 3.5%, 8/25/2050	217,157	191,347
“2A1” , Series 2006-A2, 5.195% (c), 4/25/2036	197,182	170,257
“A11” , Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.601% (c), 12/25/2054	858,107	858,650
Mello Mortgage Capital Acceptance, “A3” , Series 2021-INV3, 144A, 2.5%, 10/25/2051	2,326,802	1,863,929
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	13

	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Investors Trust, “2A” , Series 2003-A6, 7.64% (c), 10/25/2033	65,270	63,096
Morgan Stanley Residential Mortgage Loan Trust, “A1” , Series 2024-INV2, 144A, 6.5%, 2/25/2054	1,383,471	1,408,979
RCKT Mortgage Trust:
“A1A” , Series 2024-CES7, 144A, 5.158%, 10/25/2044	472,877	470,584
“A2” , Series 2024-INV2, 144A, 5.5%, 9/25/2054	5,776,197	5,681,063
“A1B” , Series 2024-CES9, 144A, 5.683%, 12/25/2044	346,351	347,176
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.719% (c), 7/25/2059	1,123,613	1,183,612
Total Collateralized Mortgage Obligations (Cost $34,510,268)		31,846,506
Government & Agency Obligations 20.6%
Sovereign Bonds 0.6%
Indonesia Government International Bond, 5.65%, 1/11/2053	230,000	226,930
Mexico Government International Bond:
6.0%, 5/13/2030	200,000	201,183
6.0%, 5/7/2036	940,000	888,228
6.875%, 5/13/2037	270,000	271,441
		1,587,782
U.S. Government Sponsored Agencies 0.7%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	1,680,940
U.S. Treasury Obligations 19.3%
U.S. Treasury Bills:
4.397% (d), 3/20/2025	700,000	696,303
4.744% (d), 3/20/2025 (e)	1,200,000	1,193,663
U.S. Treasury Bonds:
2.0%, 11/15/2041	7,028,000	4,745,273
4.25%, 2/15/2054	1,388,900	1,264,984
U.S. Treasury Notes:
4.25%, 1/31/2026	6,831,800	6,830,999
4.25%, 3/15/2027	10,348,200	10,354,263
4.25%, 6/30/2031	4,242,300	4,200,540
4.375%, 5/15/2034	7,699,800	7,605,959
4.5%, 5/31/2029	10,990,000	11,066,415
		47,958,399
Total Government & Agency Obligations (Cost 52,480,969)		51,227,121

The accompanying notes are an integral part of the financial statements.

14	|	DWS Total Return Bond Fund

	Shares	Value ($)
Warrants 0.0
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $70,220)	315	2,224
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.28% (g) (h) (Cost $1,626,895)	1,626,895	1,626,895
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 4.41% (g) (Cost $6,420,767)	6,420,767	6,420,767

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $277,772,296)	108.9	270,634,141
Other Assets and Liabilities, Net	(8.9)	(22,219,400)
Net Assets	100.0	248,414,741
A summary of the Fund’s transactions with affiliated investments during the year ended January 31, 2025 are as follows:
Value ($) at 1/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.28% (g) (h)
2,364,250	—	737,355 (i)	—	—	10,758	—	1,626,895	1,626,895
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 4.41% (g)
12,371,984	234,257,584	240,208,801	—	—	881,579	—	6,420,767	6,420,767
DWS ESG Liquidity Fund “Capital Shares” (j)
3,668	100	3,768	1	(1)	104	—	—	—
14,739,902	234,257,684	240,949,924	1	(1)	892,441	—	8,047,662	8,047,662

*	Non-income producing security.
(a)	When-issued, delayed delivery or forward commitment securities included.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	15

(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at January 31, 2025 amounted to $1,567,640, which is 0.6% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of
January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At January 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended January 31, 2025.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2025	82	9,081,465	8,925,188	(156,277)
2 Year U.S. Treasury Note	USD	3/31/2025	482	99,229,161	99,111,250	(117,911)
5 Year U.S. Treasury Note	USD	3/31/2025	63	6,746,499	6,702,609	(43,890)
The accompanying notes are an integral part of the financial statements.

16	|	DWS Total Return Bond Fund

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond	USD	3/20/2025	1	118,128	113,906	(4,222)
U.S. Treasury Ultra Bond	USD	3/20/2025	116	14,531,509	13,742,375	(789,134)
Total unrealized depreciation						(1,111,434)
At January 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	3/20/2025	159	18,100,974	17,708,625	392,349
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	17

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$97,379,073	$—	$97,379,073
Mortgage-Backed Securities Pass-Throughs	—	31,400,413	—	31,400,413
Asset-Backed (a)	—	32,391,601	—	32,391,601
Commercial Mortgage-Backed Securities	—	18,339,541	—	18,339,541
Collateralized Mortgage Obligations	—	31,846,506	—	31,846,506
Government & Agency Obligations (a)	—	51,227,121	—	51,227,121
Warrants	—	—	2,224	2,224
Short-Term Investments (a)	8,047,662	—	—	8,047,662
Derivatives (b)
Futures Contracts	392,349	—	—	392,349
Total	$8,440,011	$262,584,255	$2,224	$271,026,490

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,111,434)	$—	$—	$(1,111,434)
Total	$(1,111,434)	$—	$—	$(1,111,434)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Total Return Bond Fund

Statement of Assets and Liabilities
as of January 31, 2025

Assets
Investments in non-affiliated securities, at value (cost $269,724,634) — including $1,567,640 of securities loaned	$262,586,479
Investment in DWS Government & Agency Securities Portfolio (cost $1,626,895)*	1,626,895
Investment in affiliated securities, at value (cost $6,420,767)	6,420,767
Cash	10,000
Foreign currency, at value (cost $837)	802
Receivable for Fund shares sold	132,561
Interest receivable	2,026,729
Affiliated securities lending income receivable	355
Other assets	45,684
Total assets	272,850,272
Liabilities
Payable upon return of securities loaned	1,626,895
Payable for investments purchased — when-issued securities	5,056,227
Payable for investments purchased — TBA purchase commitments	16,913,741
Payable for Fund shares redeemed	307,230
Payable for variation margin on futures contracts	167,604
Accrued management fee	12,177
Accrued Trustees' fees	2,375
Other accrued expenses and payables	349,282
Total liabilities	24,435,531
Net assets, at value	$248,414,741
Net Assets Consist of
Distributable earnings (loss)	(108,895,868)
Paid-in capital	357,310,609
Net assets, at value	$248,414,741
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	19

Statement of Assets and Liabilities as of January 31, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($135,589,796 ÷ 14,612,587 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.28
Maximum offering price per share (100 ÷ 97.25 of $9.28)	$9.54
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,268,478 ÷ 136,540 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.29
Class S
Net Asset Value, offering and redemption price per share ($88,143,293 ÷ 9,499,277 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.28
Institutional Class
Net Asset Value, offering and redemption price per share ($23,413,174 ÷ 2,531,651 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.25
The accompanying notes are an integral part of the financial statements.

20	|	DWS Total Return Bond Fund

Statement of Operations
for the year ended January 31, 2025

Investment Income
Income:
Interest	$12,884,810
Income distributions from affiliated securities	881,683
Affiliated securities lending income	10,758
Total income	13,777,251
Expenses:
Management fee	1,037,234
Administration fee	261,988
Services to shareholders	467,165
Distribution and service fees	352,251
Custodian fee	12,638
Professional fees	118,932
Reports to shareholders	61,294
Registration fees	77,636
Trustees' fees and expenses	10,646
Other	47,614
Total expenses before expense reductions	2,447,398
Expense reductions	(705,398)
Total expenses after expense reductions	1,742,000
Net investment income	12,035,251
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated Underlying Funds	1
Sale of non-affiliated investments	(3,690,307)
Swap contracts	(378,000)
Futures	39,263
Forward foreign currency contracts	(18,531)
Foreign currency	(632)
(4,048,206)
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	(1)
Non-affiliated investments	907,023
Futures	(1,328,246)
Forward foreign currency contracts	50,940
Foreign currency	9,232
(361,052)
Net gain (loss)	(4,409,258)
Net increase (decrease) in net assets resulting from operations	$7,625,993
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	21

Statements of Changes in Net Assets
	Years Ended January 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$12,035,251	$11,231,272
Net realized gain (loss)	(4,048,206)	(16,832,044)
Change in net unrealized appreciation (depreciation)	(361,052)	11,241,778
Net increase (decrease) in net assets resulting from operations	7,625,993	5,641,006
Distributions to shareholders:
Class A	(6,099,922)	(5,842,740)
Class C	(51,143)	(62,876)
Class R	(846)*	(6,304)
Class R6	(376)*	(1,989)
Class S	(4,217,656)	(4,034,241)
Institutional Class	(1,441,318)	(1,133,520)
Total distributions	(11,811,261)	(11,081,670)
Fund share transactions:
Proceeds from shares sold	36,760,252	35,637,657
Reinvestment of distributions	10,996,688	10,283,628
Payments for shares redeemed	(79,109,259)	(60,787,388)
Net increase (decrease) in net assets from Fund share transactions	(31,352,319)	(14,866,103)
Increase (decrease) in net assets	(35,537,587)	(20,306,767)
Net assets at beginning of period	283,952,328	304,259,095
Net assets at end of period	$248,414,741	$283,952,328

*	For the period from February 1, 2024 to March 25, 2024 (Class R and Class R6 liquidation date).

The accompanying notes are an integral part of the financial statements.

22	|	DWS Total Return Bond Fund

Financial Highlights
DWS Total Return Bond Fund — Class A
	Years Ended January 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.44	$9.61	$10.91	$11.43	$11.05
Income (loss) from investment operations:
Net investment income[a]	.41	.36	.26	.24	.24
Net realized and unrealized gain (loss)	(.17 )	(.17 )	(1.29)	(.51 )	.38
Total from investment operations	.24	.19	(1.03)	(.27 )	.62
Less distributions from:
Net investment income	(.40 )	(.36 )	(.27 )	(.25 )	(.24 )
Net asset value, end of period	$9.28	$9.44	$9.61	$10.91	$11.43
Total Return (%)[b,c]	2.60	2.10	(9.45)	(2.40)	5.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	136	150	165	209	242
Ratio of expenses before expense reductions (%)	1.02	1.03	1.00	.97	.96
Ratio of expenses after expense reductions (%)	.76	.79	.80	.83	.84
Ratio of net investment income (%)	4.34	3.88	2.68	2.14	2.13
Portfolio turnover rate (%)	301	256	228	182	143

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	23

DWS Total Return Bond Fund — Class C
	Years Ended January 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.46	$9.62	$10.93	$11.44	$11.06
Income (loss) from investment operations:
Net investment income[a]	.34	.29	.18	.16	.16
Net realized and unrealized gain (loss)	(.18 )	(.16 )	(1.29)	(.50 )	.37
Total from investment operations	.16	.13	(1.11)	(.34 )	.53
Less distributions from:
Net investment income	(.33 )	(.29 )	(.20 )	(.17 )	(.15 )
Net asset value, end of period	$9.29	$9.46	$9.62	$10.93	$11.44
Total Return (%)[b,c]	1.73	1.44	(10.20)	(3.04)	4.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	3	6	13
Ratio of expenses before expense reductions (%)	1.82	1.83	1.77	1.71	1.71
Ratio of expenses after expense reductions (%)	1.51	1.54	1.55	1.58	1.59
Ratio of net investment income (%)	3.59	3.10	1.81	1.42	1.39
Portfolio turnover rate (%)	301	256	228	182	143

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

24	|	DWS Total Return Bond Fund

DWS Total Return Bond Fund — Class S
	Years Ended January 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.44	$9.61	$10.91	$11.43	$11.05
Income (loss) from investment operations:
Net investment income[a]	.43	.38	.29	.27	.27
Net realized and unrealized gain (loss)	(.17 )	(.17 )	(1.30)	(.51 )	.37
Total from investment operations	.26	.21	(1.01)	(.24 )	.64
Less distributions from:
Net investment income	(.42 )	(.38 )	(.29 )	(.28 )	(.26 )
Net asset value, end of period	$9.28	$9.44	$9.61	$10.91	$11.43
Total Return (%)[b]	2.86	2.35	(9.22)	(2.16)	5.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	88	97	106	134	154
Ratio of expenses before expense reductions (%)	.77	.79	.76	.72	.72
Ratio of expenses after expense reductions (%)	.51	.54	.55	.58	.59
Ratio of net investment income (%)	4.59	4.13	2.93	2.39	2.38
Portfolio turnover rate (%)	301	256	228	182	143

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	25

DWS Total Return Bond Fund — Institutional Class
	Years Ended January 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.41	$9.58	$10.88	$11.39	$11.01
Income (loss) from investment operations:
Net investment income[a]	.43	.38	.28	.27	.27
Net realized and unrealized gain (loss)	(.17 )	(.17 )	(1.29)	(.50 )	.37
Total from investment operations	.26	.21	(1.01)	(.23 )	.64
Less distributions from:
Net investment income	(.42 )	(.38 )	(.29 )	(.28 )	(.26 )
Net asset value, end of period	$9.25	$9.41	$9.58	$10.88	$11.39
Total Return (%)[b]	2.86	2.45	(9.35)	(2.08)	5.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23	35	30	33	38
Ratio of expenses before expense reductions (%)	.76	.74	.70	.70	.69
Ratio of expenses after expense reductions (%)	.51	.53	.55	.58	.59
Ratio of net investment income (%)	4.59	4.15	2.91	2.39	2.40
Portfolio turnover rate (%)	301	256	228	182	143

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Total Return Bond Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Total Return Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the termination and liquidation of Class R and Class R6 Shares, effective March 25, 2024. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been

DWS Total Return Bond Fund	|	27

evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Operating Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

28	|	DWS Total Return Bond Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is

DWS Total Return Bond Fund	|	29

purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended January 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of January 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of January 31, 2025, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

30	|	DWS Total Return Bond Fund

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on

DWS Total Return Bond Fund	|	31

income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon current interpretation of tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At January 31, 2025, the Fund had net tax basis capital loss carryforwards of $102,318,622, including short-term losses ($45,517,279) and long-term losses ($56,801,343), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards from this Fund may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended January 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

32	|	DWS Total Return Bond Fund

At January 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$1,634,545
Capital loss carryforwards	$(102,318,622)
Net unrealized appreciation (depreciation) on investments	$(8,211,755)
At January 31, 2025, the aggregate cost of investments for federal income tax purposes was $278,845,896. The net unrealized depreciation for all investments based on tax cost was $8,211,755. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $3,793,511 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $12,005,266.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended January 31,
	2025	2024
Distributions from ordinary income*	$11,811,261	$11,081,670

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes.

DWS Total Return Bond Fund	|	33

B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions

34	|	DWS Total Return Bond Fund

as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the year ended January 31, 2025, the Fund entered into credit default swap agreements to hedge the risk of default or other specified credit events on portfolio assets.
Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.
There were no open credit default swap contracts as of January 31, 2025. For the year ended January 31, 2025, the investment in credit default swap contracts purchased had a total notional amount generally indicative of a range from $0 to $13,700,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended January 31, 2025, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

DWS Total Return Bond Fund	|	35

A summary of the open futures contracts as of January 31, 2025, is included in a table following the Fund’s Investment Portfolio. For the year ended January 31, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $41,685,000 to $128,595,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $17,709,000 to $25,821,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended January 31, 2025, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. The Fund also entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
There were no open forward currency contracts as of January 31, 2025. For the year ended January 31, 2025, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $5,745,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $2,849,000.
The following tables summarize the value of the Fund’s derivative instruments held as of January 31, 2025 and the related location in the

36	|	DWS Total Return Bond Fund

accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$392,349
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Futures Contracts
Interest Rate Contracts (a)	$(1,111,434)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended January 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$—	$39,263	$39,263
Credit Contracts (a)	—	(378,000)	—	(378,000)
Foreign Exchange Contracts (a)	(18,531)	—	—	(18,531)
	$(18,531)	$(378,000)	$39,263	$(357,268)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from futures, swaps and forward foreign currency contracts, respectively

DWS Total Return Bond Fund	|	37

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(1,328,246)	$(1,328,246)
Foreign Exchange Contracts (a)	50,940	—	50,940
	$50,940	$(1,328,246)	$(1,277,306)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
C.
Purchases and Sales of Securities
During the year ended January 31, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$749,584,827	$770,558,006
U.S. Treasury Obligations	$94,631,587	$96,621,255
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Prior to October 1, 2024, under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.400%
Next $1.75 billion of such net assets	.385%
Next $1.75 billion of such net assets	.370%
Next $2.5 billion of such net assets	.355%
Next $2.5 billion of such net assets	.345%
Next $2.5 billion of such net assets	.325%
Over $12.5 billion of such net assets	.315%
Effective October 1, 2024, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the

38	|	DWS Total Return Bond Fund

average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.350%
Next $1.75 billion of such net assets	.335%
Next $1.75 billion of such net assets	.320%
Next $2.5 billion of such net assets	.305%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Over $12.5 billion of such net assets	.265%
Accordingly, for the year ended January 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.384% of the Fund’s average daily net assets.
For the period from February 1, 2024 through April 30, 2025 (through March 25, 2024 (Class R and R6 liquidation date) for Class R and R6 shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.75%
Class C	1.50%
Class R	1.00%
Class R6	.50%
Class S	.50%
Institutional Class	.50%
For the year ended January 31, 2025 (through March 25, 2024 (Class R and Class R6 liquidation date) for Class R and Class R6 shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$374,357
Class C	4,663
Class R	104
Class R6	24
Class S	244,911
Institutional Class	81,339
$705,398

DWS Total Return Bond Fund	|	39

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended January 31, 2025, the Administration Fee was $261,988, of which $20,389 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended January 31, 2025 (through March 25, 2024 (Class R and Class R6 liquidation date) for Class R and Class R6 shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at January 31, 2025
Class A	$87,766	$14,497
Class C	1,797	294
Class R	16	—
Class R6	14	—
Class S	86,707	14,443
Institutional Class	917	144
	$177,217	$29,378
In addition, for the year ended January 31, 2025 (through March 25, 2024 (Class R liquidation date) for Class R shares), the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$135,634
Class C	1,360
Class R	53
Class S	47,177
Institutional Class	42,164
$226,388
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives

40	|	DWS Total Return Bond Fund

a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the year ended January 31, 2025 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at January 31, 2025
Class C	$11,033	$813
Class R	62	—
	$11,095	$813
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended January 31, 2025 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at January 31, 2025	Annual Rate
Class A	$337,669	$70,060.24%
Class C	3,425	1,303.23%
Class R	62	—	.25%
	$341,156	$71,363
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended January 31, 2025 aggregated $1,077.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended January 31, 2025, the CDSC for Class C shares aggregated $1. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended January 31, 2025, DDI received $140 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended January 31, 2025, the amount charged to the Fund by DIMA

DWS Total Return Bond Fund	|	41

included in the Statement of Operations under “Reports to shareholders”  aggregated $1,707, of which $235 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and, prior to August 14, 2024, DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund. DWS ESG Liquidity Fund liquidated on August 14, 2024.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at January 31, 2025.

42	|	DWS Total Return Bond Fund

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	618,213	$5,794,017	772,626	$7,137,962
Class C	14,337	134,342	16,920	157,171
Class R	255 *	2,366 *	1,351	12,656
Class R6	47 *	446 *	267	2,454
Class S	757,225	7,072,136	621,945	5,754,904
Institutional Class	2,555,080	23,756,945	2,451,103	22,572,510
		$36,760,252		$35,637,657
Shares issued to shareholders in reinvestment of distributions
Class A	605,625	$5,655,938	588,278	$5,411,238
Class C	5,471	51,143	6,817	62,841
Class R	91 *	846 *	685	6,304
Class R6	41 *	376 *	217	1,989
Class S	412,564	3,853,400	399,372	3,673,885
Institutional Class	154,223	1,434,985	123,198	1,127,371
		$10,996,688		$10,283,628
Shares redeemed
Class A	(2,516,379)	$(23,560,864)	(2,664,207)	$(24,625,737)
Class C	(73,155)	(683,726)	(118,541)	(1,104,977)
Class R	(19,939)*	(185,857)*	(927)	(8,391)
Class R6	(5,616)*	(52,180)*	(19)	(177)
Class S	(1,900,121)	(17,784,558)	(1,853,463)	(17,086,102)
Institutional Class	(3,905,660)	(36,842,074)	(1,948,634)	(17,962,004)
		$(79,109,259)		$(60,787,388)

DWS Total Return Bond Fund	|	43

	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(1,292,541)	$(12,110,909)	(1,303,303)	$(12,076,537)
Class C	(53,347)	(498,241)	(94,804)	(884,965)
Class R	(19,593)*	(182,645)*	1,109	10,569
Class R6	(5,528)*	(51,358)*	465	4,266
Class S	(730,332)	(6,859,022)	(832,146)	(7,657,313)
Institutional Class	(1,196,357)	(11,650,144)	625,667	5,737,877
		$(31,352,319)		$(14,866,103)

*	For the period from February 1, 2024 to March 25, 2024 (Class R and Class R6 liquidation date).

44	|	DWS Total Return Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Portfolio Trust and Shareholders of DWS Total Return Bond Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Total Return Bond Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Portfolio Trust (the “Trust” )), including the investment portfolio, as of January 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Portfolio Trust) at January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Total Return Bond Fund	|	45

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
March 20, 2025

46	|	DWS Total Return Bond Fund

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Total Return Bond Fund	|	47

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Total Return Bond Fund was held on November 21, 2024. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):
1. Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	18,007,208.591	434,024.283	0.000
Mary Schmid Daugherty	18,064,412.591	376,820.283	0.000
Keith R. Fox	17,723,029.321	718,203.553	0.000
Chad D. Perry	18,002,449.404	438,783.470	0.000
Rebecca W. Rimel	17,709,589.591	731,643.283	0.000
Catherine Schrand	18,074,510.591	366,722.283	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

48	|	DWS Total Return Bond Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Total Return Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Total Return Bond Fund	|	49

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The

50	|	DWS Total Return Bond Fund

Board noted that, effective October 1, 2024, in connection with the 2024 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

DWS Total Return Bond Fund	|	51

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
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DTRBF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Total Return Bond Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/1/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/1/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	4/1/2025